LEASES	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
LEASES
NOTE 10:	LEASES

In January 2014, the Company entered into a lease agreement for new corporate offices in Holon, Israel. The lease expires in January 2025, with an option by the Company to extend for two additional terms of 24 months each. The Company sublease part of the office to three different sub-tenants.

In June 2018, Undertone entered into a lease agreement for its office at World Trade Center (WTC) New York. The lease expires in May 2026. Additionally, the Company may choose an early termination in 2024. The Company sublease the office to a sub-tenant which led to a decrease of $344 on the value of its ROU asset. The decrease in ROU asset was recognized in the depreciation expenses.

In October 2022, Undertone entered into an additional lease agreement for its office at World Trade Center (WTC) New York. The lease expires in December 2025.

Certain other facilities of the Company are rented under operating lease agreements, which expire on various dates, the latest of which is in 2023. The Company recognizes rent expense under such arrangements on a straight-line basis.

The following table represents the weighted-average remaining lease term and discount rate:

Year ended December 31, 2022
Weighted average remaining lease term	2.94 Years
Weighted average discount rate	5.23%

The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of operating lease liabilities were as follows:

Year ending December 31,
2023	$4,578
2024	4,588
2025	2,798
2026	777

Total lease payments *)	$12,741

Less – imputed interest	(1,261)

Present value of lease liabilities	$11,480

*) Total lease payments have not been reduced by sublease rental payments of $8,907 due in

Facilities leasing expenses (net) in the years 2022, 2021 and 2020 were $2,846, $4,441, and $3,493 respectively. Out of which, Sublease income amounted to $2,533, $2,838 and $2,682 in the years 2022, 2021 and 2020, respectively.

Cash paid for amounts included in measurement of lease liabilities during the years ended 2022, 2021 and 2020 were $5,880, $8,465, and $6,521, respectively.